Note 3 - Balance SHeet Components - Schedule of Other Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid clinical trial costs (noncurrent portion)	$ 1,106,778	$ 2,083,276	$ 0
Prepaid technology license fees	70,000	80,000	0
Deposits	11,010	11,010	11,010
Total other assets	$ 1,187,788	$ 2,174,286	$ 11,010